THE RBB FUND, INC.

Boston Partners Emerging Markets Dynamic Equity Fund

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Supplement dated October 31, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2024, as supplemented

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The Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”), upon the recommendation of Boston Partners Global Investors, Inc. (the “Adviser”), the investment adviser to the Boston Partners Boston Partners Emerging Markets Dynamic Equity Fund (the “Fund”) approved a Plan of Liquidation and Termination for the Fund (the “Plan”). The Board determined that it is in the best interests of the Fund and its shareholders that the Fund be closed and liquidated as series of the Company effective as of the close of business on or about December 10, 2025 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Company’s officers.

Effective as of the close of business on November 7, 2025, in anticipation of the liquidation, the Fund will no longer accept purchases into the Fund. In addition, the Adviser is in the process of transitioning the Fund’s portfolio securities to cash and/or cash equivalents and the Fund will no longer be pursuing its stated investment objective.

Shareholders of the Fund may redeem their investments as described in the Fund’s Prospectus. The redemption of shares will generally be considered a taxable event.

Pursuant to the Plan, if the Fund has not received your redemption request or other instruction prior to the Liquidation Date, your shares will be automatically redeemed on or about the Liquidation Date at the closing net asset value per share, and you will receive your proceeds (the “Proceeds”) from the Fund, subject to any required withholding. These Proceeds will generally be subject to federal and possibly state and local income taxes if the redeemed Fund shares are held in a taxable account, and the Proceeds exceed your adjusted basis in the Fund shares redeemed.

If you hold shares of the Fund in an IRA account, you have 60 days from the date you receive your Proceeds from the liquidation of the Fund to reinvest or “rollover” your Proceeds into another IRA and maintain their tax-deferred status. You must notify the Fund’s transfer agent by telephone at 1-888-261-4073 (toll free) prior to the Liquidation Date of your intent to rollover your IRA account to avoid withholding deductions from your Proceeds.

If the redeemed Fund shares are held in a qualified retirement account, such as an IRA, the redemption Proceeds may not be subject to current income taxation. You should consult with your tax advisor on the consequences of this redemption to you.

Shareholder inquiries should be directed to the Fund at 1-888-261-4073 (toll free).

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Please retain this supplement for your reference.

 THE RBB FUND, INC.

Boston Partners Global Sustainability Fund

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Supplement dated October 31, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2024, as supplemented

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The Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”), upon the recommendation of Boston Partners Global Investors, Inc. (the “Adviser”), the investment adviser to the Boston Partners Boston Partners Global Sustainability Fund (the “Fund”) approved a Plan of Liquidation and Termination for the Fund (the “Plan”). The Board determined that it is in the best interests of the Fund and its shareholders that the Fund be closed and liquidated as series of the Company effective as of the close of business on or about January 16, 2026 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Company’s officers.

Effective as of the close of business on November 7, 2025, in anticipation of the liquidation, the Fund will no longer accept purchases into the Fund. In addition, the Adviser is in the process of transitioning the Fund’s portfolio securities to cash and/or cash equivalents and the Fund will no longer be pursuing its stated investment objective.

Shareholders of the Fund may redeem their investments as described in the Fund’s Prospectus. The redemption of shares will generally be considered a taxable event.

Pursuant to the Plan, if the Fund has not received your redemption request or other instruction prior to the Liquidation Date, your shares will be automatically redeemed on or about the Liquidation Date at the closing net asset value per share, and you will receive your proceeds (the “Proceeds”) from the Fund, subject to any required withholding. These Proceeds will generally be subject to federal and possibly state and local income taxes if the redeemed Fund shares are held in a taxable account, and the Proceeds exceed your adjusted basis in the Fund shares redeemed.

If you hold shares of the Fund in an IRA account, you have 60 days from the date you receive your Proceeds from the liquidation of the Fund to reinvest or “rollover” your Proceeds into another IRA and maintain their tax-deferred status. You must notify the Fund’s transfer agent by telephone at 1-888-261-4073 (toll free) prior to the Liquidation Date of your intent to rollover your IRA account to avoid withholding deductions from your Proceeds.

If the redeemed Fund shares are held in a qualified retirement account, such as an IRA, the redemption Proceeds may not be subject to current income taxation. You should consult with your tax advisor on the consequences of this redemption to you.

Shareholder inquiries should be directed to the Fund at 1-888-261-4073 (toll free).

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Please retain this supplement for your reference.